Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Commitments and contingencies [Line Items]
Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,684	39,402	48,086
2006	10,998	51,565	62,563
2007	11,579	22,102	33,681
2008	16,907	16,923	33,830
2009	56,000	51,604	107,604
2010	53,573	121,952	175,525
2011	40,593	65,366	105,959
2012	869	6,718	7,587
2013	48,063	65,014	113,077
2014	181	3,208	3,389
2015	763	21,894	22,657
2016	4,202	2,652	6,854

	252,412	468,400	720,812

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Schedule of outstanding signed commitments

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Scotiabank	274,965	259,027	253,317
Pacífico Zurich	200,000	200,000	200,000
La Positiva	70,000	70,000	70,000
Rimac (Travelers)	60,000	60,000	60,000
Santander	50,000	25,000	—
MUFG Bank	25,000	25,000	—

	679,965	639,027	583,317

(a)	Letters of guarantee of Banco de Credito del Peru include US$6,321 related to San Jose Reservoir Trust in 2017. In 2021, 2020 and 2019 letters of guarantee were not required.